Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Unaudited Condensed Consolidated Financial Statements	The following financial statements amounts and balances of the VIEs and the VIEs’ subsidiaries were included in the unaudited condensed consolidated financial statements as of June 30, 2025 and December 31, 2024, and for the six months ended June 30, 2025 and 2024:
	As of June 30, 2025	As of December 31, 2024
Total assets	$355,077	$338,591
Total liabilities	$138,253	$137,430

	For the Six Months Ended June 30,
	2025	2024

Total revenues	$70,993	$71,055
Net income	$11,709	$13,463

Net cash provided by (used in) operating activities	$7,863	$(6,247)
Net cash (used in) provided by financing activities	$(2,069)	$2,829

Schedule of Disaggregation of Our Revenue

The following table identifies the disaggregation of our revenue for the six months ended June 30, 2025 and 2024, respectively:

	For the Six Months Ended June 30,
	2025	2024
Category of Revenue:
Advertising revenue	$70,955	$70,855
CHEERS e-Mall marketplace service revenue	36	120
Other revenue	2	80
Total	$70,993	$71,055
Timing of Revenue Recognition:
Services transferred over time	$70,955	$70,855
Services transferred at a point in time	36	120
Goods transferred at a point in time	2	80
Total	$70,993	$71,055